COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2017	$ 867
2018	483
2019	323
2020	206
2021	180
2022 and thereafter	1,080
Total future minimum lease payments due	3,139
Rent expense	$ 1,121	$ 1,176	$ 1,135